                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment / /; Amendment Number:
                                               ------------------
     This Amendment (Check only one.): / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coast Asset Management, L.P.
         ----------------------------
Address: 2450 Colorado Avenue
         --------------------
         Suite 100, East Tower
         ---------------------
         Santa Monica, CA 90404
         ----------------------

Form 13F File Number: 28-10454
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher D. Petitt
         ---------------------
Title:   Executive Vice President
         ------------------------
Phone:   (310) 576-3530
         --------------

Signature, Place, and Date of Signing:

/s/ Christopher D. Petitt              Santa Monica, CA        05/14/03
---------------------------------    ---------------------   ------------
           [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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// 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                               Name
28-
   ----------------                                -----------------------------

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                    ----------------------------

Form 13F Information Table Entry Total:      39
                                        ---------------------------

Form 13F Information Table Value Total:       $238,908
                                        ---------------------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13F File Number          Name
               28-
-----             ----------------           -----------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                               VALUE       SHARES/       SH/         PUT/ INVSTMT
NAME OF ISSUER                      TITLE     OF CLASS           CUSIP        (x$1000)     PRN AMT       PRN         CALL DSCRETN
--------------                      -----     --------           -----        --------     -------       ---         ------------
ADVANCED MICRO DEVICES INC          NOTE      4.500%12/0         007903AF4       10180        9000       PRN         SOLE
AFFILIATED COMPUTER SERVICES        NOTE      3.500% 2/1         008190AF7        2437        2000       PRN         SOLE
AGILENT TECHNOLOGIES INC            DBCV      3.000%12/0         00846UAB7        8235        9000       PRN         SOLE
AVON PRODS INC                      NOTE          01-Jul         054303AP7       12735       23500       PRN         SOLE
BEST BUY INC                        SDCV      2.250% 1/1         086516AF8        4965        5500       PRN         SOLE
BJ SVCS CO                          NOTE      0.500% 4/2         055482AF0       13360       16000       PRN         SOLE
BRINKER INTL INC                    DBCV          01-Oct         109641AC4       13756       20214       PRN         SOLE
CBRL GROUP INC                      NOTE          Apr-00         12489VAB2        2700        6000       PRN         SOLE
COUNTRYWIDE FINANCIAL CORP          NOTE          Feb-00         222372AE4        2504        3000       PRN         SOLE
DIAMOND OFFSHORE DRILLING IN        DBCV      1.500% 4/1         25271CAE2        8295        9000       PRN         SOLE
FIRST DATA CORP                     DEBT      2.000% 3/0         319963AD6        5537        5000       PRN         SOLE
GAP INC DEL                         NOTE      5.750% 3/1         364760AJ7       15960       13000       PRN         SOLE
GENERAL MTRS CORP                   DEB SR          CONV B       370442733        2748      121100        SH         SOLE
HORACE MANN EDUCATORS CORP N        NOTE      1.425% 5/1         440327AG9        4243        9500       PRN         SOLE
INTERPUBLIC GROUP COS INC           NOTE          01-Dec         460690AQ3        2482        3000       PRN         SOLE
L-3 COMMUNICATIONS HLDGS INC        DEBT      4.000% 9/1         502424AD6       10600       10000       PRN         SOLE
L-3 COMMUNICATIONS HLDGS INC        NOTE      5.250% 6/0         502424AB0        7710        6500       PRN         SOLE
LEGG MASON INC                      NOTE          Jun-00         524901AG0        1287        2500       PRN         SOLE
LEHMAN BROS HLDGS INC               FRNT          Apr-00         524908EC0        6038        6000       PRN         SOLE
LENNAR CORP                         NOTE          Apr-00         526057AF1        4662       10000       PRN         SOLE
LIFEPOINT HOSPITALS INC             NOTE      4.500% 6/0         53219LAE9        2421        2500       PRN         SOLE
LOWES COS INC                       NOTE      0.861%10/1         548661CG0        1915        2000       PRN         SOLE
LSI LOGIC CORP                      NOTE      4.250% 3/1         502161AD4        6895        7000       PRN         SOLE
MANPOWER INC                        DBCV          01-Aug         56418HAC4        7546       12500       PRN         SOLE
MASCO CORP                          NOTE          02-Jul         574599AW6        6356       15000       PRN         SOLE
MEDTRONIC INC                       DBCV      1.250% 9/1         585055AB2        6278        6000       PRN         SOLE
MICRON TECHNOLOGY INC               COM                          595112103         100       12500       SH          SOLE
OMNICOM GROUP INC                   NOTE          Feb-00         681919AK2        9833       10000       PRN         SOLE
PENNEY J C INC                      NOTE      5.000%10/1         708160BV7        2035        2000       PRN         SOLE
PEP BOYS MANNY MOE & JACK           NOTE      4.250% 6/0         713278AP4        7688        9000       PRN         SOLE
RADIAN GROUP INC                    DBCV      2.250% 1/0         750236AF8        4777        4748       PRN         SOLE
SANDISK CORP                        NOTE      4.500%11/1         80004CAB7        7470        6000       PRN         SOLE
SONIC AUTOMOTIVE INC                NOTE      5.250% 5/0         83545GAE2        1015        1250       PRN         SOLE
SYMANTEC CORP                       PUT                          871503958          68         100       SH PUT      SOLE
SYMANTEC CORP                       NOTE      3.000%11/0         871503AB4       24828       18310       PRN         SOLE
SYMANTEC CORP                       CALL                         871503908          44         100       SH CALL     SOLE
TERADYNE INC                        COM                          880770102         634       54500       SH          SOLE
TJX COS INC NEW                     NOTE          01-Feb         872540AL3        2493        3200       PRN         SOLE
XL CAP LTD                          NOTE          Sep-00         98372PAD0        6078       10000       PRN         SOLE

                                                        VOTING AUTHORITY
                                    OTHER         ------------------------------
NAME OF ISSUER                      MANAGERS      SOLE      SHARED         NONE
--------------                      --------      ----      ------         ----
ADVANCED MICRO DEVICES INC                        9000           0            0
AFFILIATED COMPUTER SERVICES                      2000           0            0
AGILENT TECHNOLOGIES INC                          9000           0            0
AVON PRODS INC                                   23500           0            0
BEST BUY INC                                      5500           0            0
BJ SVCS CO                                       16000           0            0
BRINKER INTL INC                                 20214           0            0
CBRL GROUP INC                                    6000           0            0
COUNTRYWIDE FINANCIAL CORP                        3000           0            0
DIAMOND OFFSHORE DRILLING IN                      9000           0            0
FIRST DATA CORP                                   5000           0            0
GAP INC DEL                                      13000           0            0
GENERAL MTRS CORP                               121100           0            0
HORACE MANN EDUCATORS CORP N                      9500           0            0
INTERPUBLIC GROUP COS INC                         3000           0            0
L-3 COMMUNICATIONS HLDGS INC                     10000           0            0
L-3 COMMUNICATIONS HLDGS INC                      6500           0            0
LEGG MASON INC                                    2500           0            0
LEHMAN BROS HLDGS INC                             6000           0            0
LENNAR CORP                                      10000           0            0
LIFEPOINT HOSPITALS INC                           2500           0            0
LOWES COS INC                                     2000           0            0
LSI LOGIC CORP                                    7000           0            0
MANPOWER INC                                     12500           0            0
MASCO CORP                                       15000           0            0
MEDTRONIC INC                                     6000           0            0
MICRON TECHNOLOGY INC                            12500           0            0
OMNICOM GROUP INC                                10000           0            0
PENNEY J C INC                                    2000           0            0
PEP BOYS MANNY MOE & JACK                         9000           0            0
RADIAN GROUP INC                                  4748           0            0
SANDISK CORP                                      6000           0            0
SONIC AUTOMOTIVE INC                              1250           0            0
SYMANTEC CORP                                      100           0            0
SYMANTEC CORP                                    18310           0            0
SYMANTEC CORP                                      100           0            0
TERADYNE INC                                     54500           0            0
TJX COS INC NEW                                   3200           0            0
XL CAP LTD                                       10000           0            0

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